Exhibit 1. Consolidated companies, associates, and joint ventures (Tables)	6 Months Ended
Jun. 30, 2026
Exhibit 1. Consolidated companies, associates, and joint ventures
Schedule of interests in subsidiaries

The following information is presented as of and for the six-month period ended June 30, 2026, unless otherwise indicated:

		Ownership			Geographic		Profit (loss)
	Functional	Interest		Country/	area of		for the	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	period	assets	liabilities
Subsidiaries
Refinería de Cartagena S.A.S.	US dollar	100%	Hydrocarbons refining, marketing and distribution	Colombia	Colombia	23,658	1,983	33,290	9,632
Cenit transporte y logística de hidrocarburos S.A.S.	Colombian Peso	100%	Storage and transportation through hydrocarbon pipelines	Colombia	Colombia	13,391	2,200	18,354	4,963
Ecopetrol Global Energy S.L.U.	US dollar	100%	Investment vehicle	Spain	Spain	16,523	739	16,523	—
Oleoducto Central S.A. - Ocensa	US dollar	72.65%	Transportation through hydrocarbon pipelines	Colombia	Colombia	3,232	1,508	5,996	2,764
Hocol Petroleum Limited.	US dollar	100%	Investment vehicle	Bermuda	Bermuda	3,619	406	3,630	11
Ecopetrol América LLC.	US dollar	100%	Hydrocarbons exploration and exploitation	United States	United States	1,246	172	1,986	740
Hocol S.A.	US dollar	100%	Exploration, exploitation, and production of hydrocarbons	Caiman Island	Colombia	3,219	387	4,750	1,531
Esenttia S.A.	US dollar	100%	Production and commercialization of polypropylene resin	Colombia	Colombia	2,451	188	2,889	438
Ecopetrol Capital AG	US dollar	100%	Collection of surpluses from, and providing funds to, companies of the Ecopetrol Group	Switzerland	Switzerland	469	(32)	5,942	5,473
Oleoducto de Colombia S. A. – ODC	Colombian Peso	78%	Pipeline transportation of crude oil	Colombia	Colombia	401	156	846	445
Black Gold Re Ltd.	US dollar	100%	Reaseguradora para compañías del Grupo Empresarial Ecopetrol	Bermuda	Bermuda	987	13	1,179	192
Andean Chemicals Ltd.	US dollar	100%	Investment vehicle	Bermuda	Bermuda	1,858	127	1,854	(4)
Oleoducto de los Llanos Orientales S. A. - ODL	Colombian Peso	65%	Pipeline transportation of crude oil	Panamá	Colombia	374	303	1,426	1,052
Interconexión Electrica S.A. E.S.P	Colombian Peso	51.41%	-Provision of the public electricity transmission service - Development of infrastructure projects and their commercial exploitation and - Software development, Information technology and telecommunications activities and services	Colombia	Latino America	27,637	1,223	76,071	48,434

The following information is presented as of June 30, 2026, unless otherwise indicated:

		Ownership			Geographic		Profit
	Functional	Interest		Country/	area of		(loss) for	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	the period	assets	liabilities
Inversiones de Gases de Colombia S.A. Invercolsa S.A.	Colombian Peso	51.88%	Holding with investments in transportation and distribution companies of natural gas and LPG in Colombia	Colombia	Colombia	647	139	679	32
Alcanos de Colombia S.A. E.S.P. (1)	Colombian Peso	29.61%	Provision of the home public service of fuel gas, the construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.	Colombia	Colombia	325	65	892	567
Metrogas de Colombia S.A E.S.P. (1)	Colombian Peso	33.49%	Provision of the public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.	Colombia	Colombia	59	11	164	105
Gases del Oriente S.A. E.S.P. (1)	Colombian Peso	48.50%	Provision of the home public service of fuel gas distribution and the development of all complementary activities to the provision of said service.	Colombia	Colombia	119	27	369	250
Promotora de Gases del Sur S.A. E.S.P. (1)	Colombian Peso	31.44%	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.	Colombia	Colombia	49	15	77	28
Combustibles Liquidos de Colombia S.A E.S.P. (1)	Colombian Peso	41.61%	Wholesale commercialization of fuel gas, the provision of the home public LPG distribution service and the development of complementary activities to the provision of said service.	Colombia	Colombia	62	1	83	21

The following information is presented as of June 30, 2026, unless otherwise indicated:

		Ownership			Geographic		Profit (loss)
	Functional	Interest		Country/	area of		for the	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	period	assets	liabilities
Ecopetrol USA Inc.	US dollar	100%	Hydrocarbons exploration and exploitation	United States	United States	13,653	769	14,000	347
Ecopetrol Permian LLC.	US dollar	100%	Hydrocarbons exploration and exploitation	United States	United States	9,857	312	12,207	2,350
Ecopetrol Oleo é Gas do Brazil Ltda.	Real	100%	Hydrocarbons exploration and exploitation	Brazil	Brazil	2,781	(30)	3,869	1,088
Esenttia Masterbatch Ltda.	Colombian Peso	100%	Manufacture of polypropylene compounds and masterbatches	Colombia	Colombia	193	37	337	144
Ecopetrol del Perú S. A.	US dollar	100%	Hydrocarbons exploration and exploitation	Peru	Peru	55	1	56	1
ECP Hidrocarburos de México	US dollar	100%	Offshore exploration	Mexico	Mexico	33	—	35	2
Ecopetrol Costa Afuera Colombia S.A.S.	Colombian Peso	100%	Offshore exploration	Colombia	Colombia	13	—	13	—
Esenttia Resinas del Perú SAC	US dollar	100%	Commercialization polypropylene resins and masterbatches	Peru	Peru	13	1	28	15
Esenttia Resinas de México	Mexican Peso	100%	Specialized services related to oil and gas industry	Mexico	Mexico	6	1	16	10
Ecopetrol US Trading LLC	US dollar	100%	International marketing of crude oil and refined products	United States	United States	834	320	2,279	1,445
Econova Technology & innovation S.L.	US dollar	100%	Execution of activities related to science, technology, and innovation (ST&I) activities.	Spain	Spain	2	(1)	2	—
Ecopetrol Singapore PTE. LTD	Singapore dollar	100%	Holding company with investment in an international trading company for crude oil and refined products	Singapore	Asia	480	227	480	—
Ecopetrol Trading Asia PTE. LTD	Singapore dollar	100%	International marketing of crude oil and refined products	Singapore	Asia	480	227	2,700	2,220

The following information is presented as of June 30, 2026, unless otherwise indicated:

		Ownership			Geographic		Profit (loss)
	Functional	Interest		Country/	area of		for the		Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	period	Total assets	liabilities
Wind Autogeneración S.A.S.	Colombian Peso	100%	Production of wind energy	Colombia	Colombia	56	(8)	130	74
Parque Solar Porton del Sol S.A.S E.S.P.	Colombian Peso	100%	Production of wind energy	Colombia	Colombia	270	(2)	586	316
Enerfin Servicios S.A.S.	Colombian Peso	100%	Production of wind energy	Colombia	Colombia	7	(1)	7	—
Planta Solar Sahagun S.A.S.	Colombian Peso	100%	Production of wind energy	Colombia	Colombia	6	—	7	1
El Roble Solar S.A.S.	Colombian Peso	100%	Production of wind energy	Colombia	Colombia	3	—	3	—
Girasol I S.A.S.	Colombian Peso	100%	Production of wind energy	Colombia	Colombia	1	—	1	—
La Cayena Solar S.A.S.	Colombian Peso	100%	Production of wind energy	Colombia	Colombia	1	—	1	—
Córdoba Solar 2 S.A.S.	Colombian Peso	100%	Production of wind energy	Colombia	Colombia	1	—	3	2
Ecopetrol Investimentos do Brazil	US dollar	100%	Investment vehicle	Brazil	Brazil	—	(1)	1	1

Schedule of interests in associates and joint ventures

The following information is presented as of June 30, 2026, unless otherwise indicated:

		Ownership			Geographic		Profit (loss)
	Functional	Interest		Country/	area of		for the	Total	Total
Company	Currency	Ecopetrol	Activity	Domicile	operations	Net equity	period	assets	liabilities
Asociadas
Serviport S.A. (2)	Colombian Peso	28%	Services to support the loading and unloading of oil trucks, supply of equipment for the same purpose, technical inspections, and load measurements	Colombia	Colombia	17	(1)	32	15
Sociedad Portuaria Olefinas y Derivados S.A. (3)	Colombian Peso	50%	Construction, use, maintenance, adaptation and administration of port facilities, ports, private docks, or service to the general public	Colombia	Colombia	7	—	8	1
Negocios conjuntos
Equion Energía Limited	US dollar	51%	Hydrocarbons exploration and exploitation	United Kingdom	Colombia	1,286	12	1,339	53
Ecodiesel Colombia S.A. (3)	Colombian Peso	50%	Production, commercialization and distribution of biofuels and oleochemicals	Colombia	Colombia	168	40	276	108

(1)	Indirect participation through Inversiones de Gases de Colombia S.A. - Invercolsa S.A.
(2)	Information available as of March 31, 2026, the investment is totally impaired.
(3)	Information available as of May 31, 2026.